Debt and Warrants - Warrants (Details) - USD ($)						1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Nov. 29, 2016	Nov. 22, 2016	Nov. 08, 2016	Nov. 30, 2016	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016
Debt and Warrants
Share issue price (in dollars per share)	$ 1.00	$ 0.716	$ 0.69		$ 0.91	$ 0.69	$ 1.00	$ 0.716
Amount of shares issued									$ 15,512,260
Warrant Activity
Number of warrants issued to purchase shares of common stock (in shares)	69,869	67,655					69,869	67,655	26,785	26,785
Strike price (in dollars per share)				$ 1.00	$ 0.01
Expected life		5 years 4 months 28 days	5 years 6 months		5 years 8 months 19 days	5 years 6 months	5 years 1 month 28 days	5 years 4 months 28 days
Volatility (as a percent)		73.62%	71.92%		70.35%	71.92%	78.33%	73.62%
Closing price (in dollars per share)			$ 0.69
Risk-free interest rate (as a percent)		2.00%	1.87%		1.45%	1.87%	1.95%	2.00%
Revaluation of warrant liability							$ 453,419	$ 43,200	$ 501,617
Warrants outstanding at beginning of period							5,968,876	748,872	494,267
Issuances							370,916	5,253,337	254,605
Cancellations								(33,333)
Warrants outstanding at end of period	6,339,792	5,968,876					6,339,792	5,968,876	748,872
Series A warrants and placement agent warrants
Debt and Warrants
Share issue price (in dollars per share)	$ 1.00	$ 0.716					$ 1.00	$ 0.716
Warrant Activity
Strike price (in dollars per share)	$ 0.75	$ 0.75		$ 0.75			$ 0.75	$ 0.75
Expected life	5 years 1 month 28 days	5 years 4 months 28 days		5 years 6 months
Volatility (as a percent)	78.33%	73.62%		71.92%
Risk-free interest rate (as a percent)	1.95%	2.00%		1.87%
Warrant liability	$ 1,252,620	$ 799,201	$ 756,001				$ 1,252,620	$ 799,201
Revaluation of warrant liability	$ 453,419	$ 43,200
Series A Warrants
Warrant Activity
Number of warrants issued to purchase shares of common stock (in shares)				1,666,668
Strike price (in dollars per share)				$ 0.75
Warrant liability			$ 756,001	$ 756,001
Placement agent Warrants
Warrant Activity
Number of warrants issued to purchase shares of common stock (in shares)				133,333
Series B warrants
Warrant Activity
Number of warrants issued to purchase shares of common stock (in shares)				1,666,668
Strike price (in dollars per share)				$ 0.90
Expected life				1 year
Volatility (as a percent)				116.65%
Risk-free interest rate (as a percent)				0.78%
Series C warrants
Warrant Activity
Number of warrants issued to purchase shares of common stock (in shares)				1,666,668
Strike price (in dollars per share)				$ 1.00
Expected life				1 year 6 months
Volatility (as a percent)				116.92%
Risk-free interest rate (as a percent)				0.94%
2016 Private Placement
Debt and Warrants
Shares issued (in shares)				1,666,668
Share issue price (in dollars per share)				$ 0.60
Amount of shares issued				$ 1,000,000